Non-current assets of disposal groups classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Non-current asset held for sale and discontinued operations [Abstract]
Disclosure Of Detailed Information About Of Non current Assets Held For Sale And Discontinued Operations [Text Block]
Assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Land	1,752,783	228,181
Constructions	359,414	144,985
Machinery	9,130	9,972
Total	2,121,327	383,138